Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - Credit risk [member] - EUR (€)
€ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	€ 59,162	€ 56,988
Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	684	933
Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,582	2,323
Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	585	560
Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,952	3,037
Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,101	3,786
Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	10,758	12,332
Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,742	3,609
Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,758	4,384
Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3,757	3,311
Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	6,151	5,846
Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2,844	2,896
Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	1,816	1,663
Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	4,833	4,338
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	7,601	7,969
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(341)	(237)
Past due and impaired [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(19)	(13)
Past due and impaired [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(22)	(17)
Past due and impaired [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(16)	(9)
Past due and impaired [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(19)	(14)
Past due and impaired [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(57)	(33)
Past due and impaired [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(31)	(23)
Past due and impaired [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(58)	(30)
Past due and impaired [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(39)	(20)
Past due and impaired [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(31)	(24)
Past due and impaired [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(13)	(19)
Past due and impaired [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(6)	(6)
Past due and impaired [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(12)	(10)
Past due and impaired [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		(18)	(20)
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		56,861	54,467
Americas [member] | Residential mortgage-backed securities (RMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		684	933
Americas [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,469	2,216
Americas [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		582	557
Americas [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,761	2,905
Americas [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,751	3,412
Americas [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		10,464	11,909
Americas [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,639	3,443
Americas [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,642	4,242
Americas [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3,641	3,197
Americas [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,987	5,661
Americas [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2,766	2,821
Americas [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,786	1,633
Americas [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4,763	4,190
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		6,926	7,349
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		830	898
United Kingdom [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		65	73
United Kingdom [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		54	53
United Kingdom [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		172	173
United Kingdom [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		24	38
United Kingdom [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		24	24
United Kingdom [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4	2
United Kingdom [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		25	29
United Kingdom [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		49	74
United Kingdom [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		27	20
United Kingdom [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		16	73
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		370	338
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1,320	1,458
International [member] | Commercial mortgage-backed securities (CMBSs) [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		47	34
International [member] | Asset-backed securities [member] | Collateralized debt obligations [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3	3
International [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		49	28
International [member] | Financial - Banking [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		178	201
International [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		224	289
International [member] | Capital goods and other industry [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		79	143
International [member] | Communications & Technology [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		112	140
International [member] | Consumer cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		91	85
International [member] | Consumer non-cyclical [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		116	111
International [member] | Energy [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		51	55
International [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		29	30
International [member] | Utility [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		54	75
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		286	265
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		152	166
Asset management [member] | Asset-backed securities [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		88	52
Asset management [member] | Financial - Other [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		46	97
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ 18	€ 17

[1]	Includes investments of Holding and other activities.